Fair Value Measurements - Summary of Fair Value Measurement Inputs and Valuation Techniques (Detail)	Sep. 30, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares	Aug. 17, 2020 yr $ / shares
Volatility | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		25.5	25
Volatility | Maximum [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	13.3	25.5
Volatility | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		10	10
Volatility | Minimum [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	10	10
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price		$ 10.89
Stock price | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 9.84	$ 10.54
Stock price | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price			$ 10.12
Stock price | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price			$ 9.89
Time to M&A
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | yr		1	1
Time to M&A | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | yr	0.44	1
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.48	0.39
Risk-free rate | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.05	0.48
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.0	0.0
Dividend yield | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0	0.0